Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of RSU Activity

The following table summarizes RSU activity for the year ended December 31, 2025:

	Number of Shares	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	—	—
Granted	278,000	$6.55
Vested	252,667	6.78
Cancelled	—	—
Outstanding at December 31, 2025	530,667	$6.66

Schedule of Awards with Market-Based Conditions

The following table summarizes our awards with market-based conditions:

	Number of Shares	Weighted Average Grant-Date Fair Value
Beginning of period	—	—
Granted	120,000	$40.00
Vested	—	—
Cancelled	—	—
End of period	120,000	$40.00